Service Class Prospectus | GuideMark(SM) Opportunistic Fixed Income Fund | Service Shares
GuideMark(SM) Opportunistic Fixed Income Fund
Investment Objective
The GuideMarkSM Opportunistic Fixed Income Fund (the “Fund”) seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Service Class Prospectus GuideMark(SM) Opportunistic Fixed Income Fund Service Shares
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.66%
Administrative Service Fees		0.25%
All Other Expenses		0.41%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.63%
Amount of Fee Waiver and/or Expense Assumption	[2]	(0.06%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	[1][2]	1.57%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2014, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.05% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2014 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class Prospectus GuideMark(SM) Opportunistic Fixed Income Fund Service Shares	160	508	881	1,928

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 101.49% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments and government agencies throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, inverse floater securities, interest-only and principal-only securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency-related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal circumstances, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related instruments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives, such as futures, forwards, options, swaps (including, among others, credit default swaps) and credit derivatives.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, durations or credit risks. The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.  At times, the unconstrained investment approach may lead the Fund to have sizable allocations to particular markets, sectors and industries, and to have a sizable exposure to certain economic factors, such as credit risk, currency risk or interest rate risk.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The Fund’s currency exposure will be actively managed and the sub-advisors will attempt to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the currency, equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Foreign Securities Risk:  The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Foreign Exchange Trading Risk:  The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Inflation-Indexed Securities Risk:   Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Loan risk:  Loans are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity to a greater extent than other types of investments.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Convertible Securities Risk:  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  The Fund may, from time to time, take concentrated positions in positions that may be susceptible to a sudden loss of liquidity, such as private placements, structured notes, collateralized debt obligations, collateralized loan obligations, bank loans, over-the-counter derivative contracts and other similar instruments.

Maturity Risk:  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs, as well as higher taxes.

Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK SM OPPORTUNISTIC FIXED INCOME FUND - SERVICE SHARES Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares (as of June 30, 2013) was -1.43%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.09%
Worst Quarter:	Quarter ended June 30, 2012	-0.43%

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Service Class Prospectus GuideMark(SM) Opportunistic Fixed Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Service Shares	Return Before Taxes	14.14%	4.60%	Apr. 01, 2011
Service Shares After Taxes on Distributions	Return After Taxes on Distributions	12.68%	3.40%
Service Shares After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	9.14%	3.19%
Service Shares Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)	Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes)	4.84%	5.40%	Apr. 01, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.